Accrued liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued liabilities	Accrued liabilities

	Note	December 31, 2025	December 31, 2024
			Restated Notes 2, 24
Payroll liabilities		$51,122	$43,355
Loans from affiliates and joint ventures		15,047	8,299
Accrued interest payable		7,033	1,982
Prepaid lease deposits		5,058	458
Income and other taxes payable		5,535	20,551
Dividends payable	17(d)	3,272	3,022
Current portion of DSU liabilities	21(c)	1,868	—
Other		373	343
		$89,308	$78,010